Feb. 28, 2025
EuroPac International Dividend Income Fund
SUMMARY SECTION – EuroPac International Dividend Income Fund
Investment Objectives
The investment objectives of the EuroPac International Dividend Income Fund (the “Fund”) are to seek income and maximize growth of income with capital appreciation as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 61 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EuroPac International Dividend Income Fund - USD ($)	Class A Shares	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - EuroPac International Dividend Income Fund		Class A Shares	Class I Shares
Management fees		0.85%	0.85%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		0.42%	0.42%
Shareholder service fees		0.08%	0.08%
All other expenses		0.34%	0.34%
Tax reclaim fee		0.01%	0.01%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[1]	1.54%	1.29%
Fees waived and/or expenses reimbursed		(0.02%)	(0.02%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.52%	1.27%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	The total annual fund operating expenses does not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EuroPac International Dividend Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	598	913	1,250	2,200
Class I Shares	129	407	706	1,555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of dividend paying companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may invest in companies in developed and emerging markets. In addition, the Fund may invest in companies of all capitalizations that the advisor considers to be attractive dividend paying companies. The Fund may also invest in preferred stock, convertible securities, warrants and options on equities, stock indices, and in securities of companies engaged in the gold industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. In addition, the Fund may invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”).

The Fund employs a value-oriented approach to select securities the Fund’s advisor believes are trading below their intrinsic value, and will pay sustainably high dividends that grow over time. In selecting securities, the Fund’s advisor considers a number of qualitative and quantitative factors such as free cash flow and earnings yield and growth, operating leverage and balance sheet strength, as well as management quality and corporate governance. The Fund’s advisor also employs a top down approach to its security selection process, with the objective of selecting companies with business exposure or assets in countries or sectors that it believes will benefit from a long-term, positive trend.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index, which has been included for comparison to satisfy an amended regulatory requirement. The Fund also compares its performance with the returns of the S&P International Dividend Opportunities Index, which the Fund’s investment advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.

Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)

Class A Shares
Highest Calendar Quarter Return at NAV	26.86%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(20.55)%	Quarter Ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - EuroPac International Dividend Income Fund	Label	1 Year		5 Years		10 Years
Class A Shares	Class A – Return Before Taxes	(3.80%)		4.19%		1.92%
Class I Shares	Class I – Return Before Taxes	0.87%		5.44%		2.66%
Class A Shares – Return After Taxes on Distributions | Class A Shares	Class A – Return After Taxes on Distributions	(4.40%)	[1]	3.74%	[1]	1.51%	[1]
Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares	Class A – Return After Taxes on Distributions and Sale of Fund Shares	(1.39%)	[1]	3.43%	[1]	1.63%	[1]
S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes)	S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes)	2.74%		1.65%		2.93%
Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	5.91%		4.19%		4.95%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.